Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 12, 2018	Jun. 30, 2018
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		$ 848,710
New loans		471,776
Scheduled repayments		(23,681)
Early repayments		(598,210)
Acquisitions through business combinations		1,312,446
Other changes		(310,590)
Carrying amount of liability at the end of the period		1,700,451
More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		157,180
Carrying amount of liability at the end of the period		330,003
Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		644,169
Carrying amount of liability at the end of the period		1,093,599
More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		801,349
Carrying amount of liability at the end of the period		1,423,602
Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		47,361
Carrying amount of liability at the end of the period		276,849
Bank loans
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		701,091
New loans		471,776
Scheduled repayments		(23,681)
Early repayments		(392,500)
Acquisitions through business combinations		1,106,736
Other changes		(310,861)
Carrying amount of liability at the end of the period		1,552,561
Bank loans | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		157,180
Carrying amount of liability at the end of the period		330,003
Bank loans | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		496,550
Carrying amount of liability at the end of the period		945,709
Bank loans | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		653,730
Carrying amount of liability at the end of the period		1,275,712
Bank loans | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		47,361
Carrying amount of liability at the end of the period		276,849
Convertible and other Notes
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		147,619
New loans		0
Scheduled repayments		0
Early repayments	$ (205,700)	(205,710)
Acquisitions through business combinations		205,710
Other changes		271
Carrying amount of liability at the end of the period		147,890
Convertible and other Notes | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0
Carrying amount of liability at the end of the period		0
Convertible and other Notes | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		147,619
Carrying amount of liability at the end of the period		147,890
Convertible and other Notes | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		147,619
Carrying amount of liability at the end of the period		147,890
Convertible and other Notes | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0
Carrying amount of liability at the end of the period		$ 0